General (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2017 USD ($)
General (Textual)
Net loss	₪ (28,224)	$ (8,141)	₪ (15,317)	₪ (10,172)
Negative cash flows from operating activities	(17,770)	$ (5,126)	(14,412)	₪ (7,710)
Accumulated deficit	₪ (63,943)		₪ (35,719)		$ (18,444)